Long-Term Debt, Finance Leases, and Other Borrowings (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt as of June 30, 2025 and September 30, 2024, consisted of the following (in thousands):

	June 30, 2025	September 30, 2024
Notes payable to secured parties, due in semi-annual installments, interest based on SOFR plus interest spread at 4.75% to 6.25% through 2028, collateralized by the underlying aircraft	$—	$85,469
Notes payable to secured parties, due in quarterly installments, interest based on SOFR plus interest at spread 2.20% to 2.32% for senior note & 4.50% for subordinated note through 2028, collateralized by the underlying aircraft	—	73,884
Revolving credit facility, quarterly interest based on SOFR plus interest spread at 4.50% through 2028	33,018	37,520
Other obligations due to financial institution, monthly and/or quarterly interest due from 2022 through 2031, collateralized by the underlying equipment	—	4,681
Notes payable to the UST, quarterly interest based on SOFR plus interest spread at 3.50% through 2025	80,726	113,656

Gross long-term debt, including current maturities	113,744	315,210
Less unamortized debt issuance costs	—	(2,395)
Less notes payable warrants	(774)	(2,544)

Net long-term debt, including current maturities	112,970	310,271
Less current portion, net of unamortized debt issuance costs	(84,725)	(50,455)

Net long-term debt	$28,245	$259,816

Long-term debt as of September 30, 2024 and 2023, consisted of the following (in thousands):

	September 30, 2024	September 30, 2023
Senior and subordinated notes payable to secured parties, due in monthly installments, interest based on SOFR plus interest spread at 2.71% through 2027, collateralized by the underlying aircraft	$—	$39,018
Notes payable to secured parties, due in semi-annual installments, interest based on fixed interest of 4.75% to 6.25% through 2028, collateralized by the underlying aircraft	85,469	108,815
Notes payable to secured parties, due in quarterly installments, interest based on SOFR plus interest at spread 2.20% to 2.32% for senior note & 4.50% for subordinated note through 2028, collateralized by the underlying aircraft	73,884	90,401
United Revolving credit facility, quarterly interest based on SOFR plus interest spread at 4.50% through 2028	37,520	40,630
United Bridge Loan—due in quarterly installments based on SOFR plus interest spread at 4.50% through 2024	—	10,500
Other obligations due to financial institution, monthly and/or quarterly interest due from 2022 through 2027, collateralized by the underlying equipment	4,681	67,637
Notes payable to financial institution, due in monthly installments, interest based on SOFR plus interest spread at 3.10% through 2024, collateralized by the underlying equipment	—	1,075

	September 30, 2024	September 30, 2023
Notes payable to financial institution, due in monthly installments, interest based on fixed interest of 7.50%, through 2027, collateralized by the underlying equipment	—	41,098
Notes payable to the UST, quarterly interest based on SOFR plus interest spread at 3.50% through 2025	113,656	139,100

Gross long-term debt, including current maturities	315,210	538,274
Less unamortized debt issuance costs	(2,395)	(5,083)
Less notes payable warrants	(2,544)	(4,913)

Net long-term debt, including current maturities	310,271	528,278

Less current portion, net of unamortized debt issuance costs	(50,455)	(163,550)

Net long-term debt	$259,816	$364,728

Schedule of Principal Maturities of Long-term Debt
Principal maturities of long-term debt as of June 30, 2025, and for each of the next five years are as follows (in thousands):

Periods Ending September 30,	Total Principal
2025 (remainder of)	$—
2026	86,538
2027	6,190
2028	4,782
2029	16,234

$113,744

Principal maturities of long-term debt as of September 30, 2024, and for each of the next five years are as follows (in thousands):

Periods Ending September 30,	Total Principal
2025	$51,085
2026	166,454
2027	52,552
2028	30,869
2029	14,250

$315,210